Condensed Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	3 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Revenue
Licensing (Note 3)	$ 4,435,225
Milestone	245,833
	4,681,058
Expenses
Research and development	1,357,446	1,337,755
Selling, general and administrative	1,006,718	833,457
Depreciation	71,607	93,073
	2,435,771	2,264,285
Income (loss) from operations	2,245,287	(2,264,285)
Fair value adjustment of derivative liabilities (Notes 5 & 10)		1,232,157
Net foreign exchange gain (loss)	38,300	(242,617)
Interest income	126	10
Interest expense	(82,278)	(65,398)
Net income (loss)	2,201,435	(1,340,133)
Other comprehensive income
Foreign exchange translation adjustment		242,254
Comprehensive income (loss)	$ 2,201,435	$ (1,097,879)
Net income (loss) per common share, basic and diluted (Note 12)
Basic (in Dollars per share)	$ 0.10	$ (0.07)
Diluted (in Dollars per share)	$ 0.09	$ (0.07)
Weighted average number of common shares outstanding
Basic (in Shares)	22,280,330	17,906,937
Diluted (in Shares)	23,561,129	17,906,937